ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2013

Employees and payroll accruals	$308	$264
Accrued expenses	1,697	1,264
Government authorities	65	61

	$2,070	$1,589